UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2012

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2012

The total net of fee return of the LSV Conservative Core Equity Fund and the benchmark S&P 500 Index for trailing periods ended April 30, 2012, were as follows:

	6 Months	1 Year*	3 Year*	Since Inception*
LSV Conservative Core Equity Fund	13.18%	1.95%	18.27%	-1.17%
S&P 500 Index	12.77	4.76	19.46	0.41

* As of 4/30/12; periods longer than one year are annualized; inception date is May 21, 2007; net of fees. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-FUND-LSV.

Value stocks continued to lag growth stocks in the U.S. large cap segment of the market as the Russell 1000 Value Index was up 11.6% vs. 14.1% for the Russell 1000 Growth Index for the trailing 6-month period. Generally, an environment which is less favorable for value stocks proves to be difficult for our deep value approach. However, portfolio attribution suggests that the cheaper value stocks that we favor performed a bit better than more expensive value stocks (relative value) during the period, despite the outperformance of growth stocks in the broad market. As a result, the Fund’s value style bias had little impact on relative returns and our model was able to add value through stock selection across several sectors most notably in Financials, Materials, Industrials and Health Care. Sector allocations relative to the benchmark are tightly constrained and had little impact on relative returns.

The Fund continues to trade at very attractive levels compared to historical averages. Currently the portfolio is trading at 10.8x forward earnings, compared to 13.6x for the S&P 500 benchmark, 1.7x book compared to 2.2x and 7.3x cash flow compared to 9.8x. The key to better absolute and relative performance will be a return of focus on fundamentals rather than macro driven sentiment. And as we have highlighted previously, there is no way of knowing for sure if we are on the cusp of the next value cycle but the percentages for value stocks performing better going forward are very much in favor. Value stocks lag growth stocks by 6.2% annualized over the trailing year, 3.1% annualized over the trailing 3-years and 5.8% over the trailing 5-years (large-cap). Since 1927, on an annual basis, value has outperformed growth roughly 2/3 of the time, even after the recent negative experience and we see no reason the same will not hold true going forward.

Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative model and add value for our clients.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

April 30, 2012	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Conservative Core Equity Fund	Shares	Value (000)

Common Stock (99.5%)
Aerospace & Defense (2.4%)
Exelis	2,900	$34
General Dynamics	3,600	243
Huntington Ingalls Industries*	516	20
L-3 Communications Holdings, Cl 3	1,800	133
Northrop Grumman	3,700	234
Raytheon	4,400	238

		902

Agricultural Operations (0.6%)
Archer-Daniels-Midland	7,300	225

Agricultural Products (0.1%)
Fresh Del Monte Produce	1,200	28

Air Freight & Logistics (0.4%)
FedEx	1,700	150

Aircraft (1.1%)
Lockheed Martin	2,900	263
United Continental Holdings*	3,700	81
US Airways Group*	8,000	82

		426

Apparel Retail (0.5%)
Gap	6,900	197

Asset Management & Custody Banks (1.4%)
Ameriprise Financial	3,400	184
Bank of New York Mellon	7,800	185
State Street	3,600	166

		535

Automotive (1.4%)
Autoliv	1,700	106
Ford Motor	15,400	174
Lear	3,300	137

	Shares	Value (000)

Automotive (continued)
TRW Automotive Holdings*	2,100	$96

		513

Banks (6.2%)
Bank of America	29,500	239
Huntington Bancshares	18,600	125
JPMorgan Chase	16,200	696
PNC Financial Services Group	4,700	312
Regions Financial	6,200	42
SunTrust Banks	1,700	41
US Bancorp	5,900	190
Wells Fargo	21,000	702

		2,347

Biotechnology (1.3%)
Amgen	5,100	362
Gilead Sciences*	2,400	125

		487

Cable & Satellite (1.3%)
DIRECTV, Cl A*	5,500	271
Time Warner Cable, Cl A	3,000	241

		512

Chemicals (2.4%)
CF Industries Holdings	900	174
Cytec Industries	1,500	95
Dow Chemical	9,700	329
Eastman Chemical	3,600	194
EI du Pont de Nemours	2,300	123

		915

Commercial Printing (0.2%)
RR Donnelley & Sons	5,700	71

Commercial Services (0.3%)
Convergys*	8,800	118

Computer & Electronics Retail (0.7%)
Best Buy	5,500	122
GameStop, Cl A	4,800	109
RadioShack	4,100	21

		252

Computers & Services (12.0%)
Apple*	2,400	1,402
Applied Materials	15,100	181
CA	5,700	151
Computer Sciences	3,600	101
Dell*	16,300	267
Google, Cl A*	400	242
Hewlett-Packard	11,700	290
Microsoft	28,400	910
NCR*	4,100	96
Oracle	9,600	282
SanDisk*	3,600	133
Seagate Technology	6,300	194

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2012	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)

Computers & Services (continued)
Symantec*	8,300	$137
Western Digital*	4,200	163

		4,549

Construction & Engineering (0.4%)
KBR	4,400	149

Consumer Discretionary (1.2%)
Kimberly-Clark	1,200	94
Procter & Gamble	5,500	350

		444

Diversified Metals & Mining (0.6%)
Freeport-McMoRan Copper & Gold	6,000	230

Drug Retail (1.7%)
CVS Caremark	8,100	361
Walgreen	7,800	274

		635

Electrical Services (4.2%)
Ameren	4,400	144
American Electric Power	5,100	198
DTE Energy	2,800	158
Entergy	3,400	223
Exelon	2,700	105
General Electric	29,500	578
Public Service Enterprise Group	5,700	178

		1,584

Financial Services (3.1%)
Capital One Financial	3,700	205
Citigroup	9,700	321
Discover Financial Services	8,300	281
Goldman Sachs Group	1,400	161
Morgan Stanley	5,600	97
SLM	7,600	113

		1,178

Food, Beverage & Tobacco (2.8%)
Altria Group	2,300	74
Coca-Cola	3,900	298
Coca-Cola Enterprises	3,000	90
PepsiCo	2,000	132
Philip Morris International	2,600	233
Smithfield Foods*	4,600	96
Supervalu	2,000	12
Tyson Foods, Cl A	6,800	124

		1,059

General Merchandise Stores (1.1%)
Big Lots*	3,000	110
Target	5,100	295

		405

Health Care Distributors (0.3%)
McKesson	1,200	110

	Shares	Value (000)

Health Care Equipment (1.4%)
Boston Scientific*	25,800	$161
Medtronic	4,700	180
Zimmer Holdings	3,000	189

		530

Home Entertainment Software (0.4%)
Activision Blizzard	11,900	153

Household Products, Furniture & Fixtures (0.3%)
Whirlpool	1,900	122

Industrial Conglomerates ( 0.4%)
Tyco International	3,000	168

Insurance (6.6%)
ACE	1,900	144
Aetna	6,100	269
Allstate	5,000	167
Assurant	2,700	109
Berkshire Hathaway, Cl B*	2,700	217
Chubb	1,900	139
CIGNA	2,500	115
Hartford Financial Services Group	4,100	84
Lincoln National	1,700	42
MetLife	5,200	187
Prudential Financial	4,000	242
Travelers	2,400	155
UnitedHealth Group	4,400	247
Unum Group	5,000	119
WellPoint	3,600	244

		2,480

IT Consulting & Other Services (1.8%)
International Business Machines	2,800	580
SAIC	6,700	81

		661

Machinery (2.8%)
AGCO*	2,400	112
Caterpillar	1,200	123
Deere	3,300	272
Eaton	4,100	197
Oshkosh*	3,400	78
Parker Hannifin	1,800	158
Timken	2,200	124

		1,064

Metal & Glass Containers (0.3%)
Owens-Illinois*	5,300	123

Multimedia (1.3%)
DISH Network, Cl A	3,500	112
News, Cl A	5,900	116
Viacom, Cl B	2,700	125
Walt Disney	2,900	125

		478

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2012	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)

Office Electronics (0.4%)
Xerox	18,900	$147

Office Equipment (0.6%)
3M	1,100	98
Avery Dennison	3,700	119

		217

Oil & Gas Equipment & Services (0.6%)
Halliburton	3,500	120
Schlumberger	1,700	126

		246

Paper & Paper Products (0.6%)
International Paper	6,800	227

Paper Packaging (0.2%)
Rock-Tenn, Cl A	1,200	75

Petroleum & Fuel Products (10.4%)
Apache	3,300	316
Chevron	7,900	842
ConocoPhillips	6,600	473
Exxon Mobil	16,500	1,425
Marathon Oil	5,900	173
Marathon Petroleum	2,950	123
Murphy Oil	2,700	148
Occidental Petroleum	1,400	128
Tesoro*	4,400	102
Valero Energy	7,700	190

		3,920

Petroleum Refining (0.8%)
Devon Energy	1,900	132
Hess	3,200	167

		299

Pharmaceuticals (6.2%)
Abbott Laboratories	8,100	503
Eli Lilly	5,400	224
Johnson & Johnson	5,200	338
Merck	14,100	553
Pfizer	31,300	718

		2,336

Printing & Publishing (0.4%)
Gannett	8,400	116
Lexmark International, Cl A	1,100	33

		149

Railroads (1.7%)
CSX	10,400	232
Norfolk Southern	3,400	248
Union Pacific	1,400	157

		637

Reinsurance (0.8%)
Everest Re Group	1,100	109
PartnerRe	1,200	83

	Shares	Value (000)

Reinsurance (continued)
Validus Holdings	3,200	$104

		296

Retail (4.0%)
Brinker International	3,500	110
Kohl’s	3,700	185
Kroger	8,200	191
Macy’s	5,900	242
McDonald’s	1,300	127
Safeway	7,700	156
Staples	9,200	142
Wal-Mart Stores	6,600	389

		1,542

Semi-Conductors/Instruments (3.0%)
Intel	23,400	665
Jabil Circuit	6,200	145
KLA-Tencor	2,200	115
Marvell Technology Group*	4,400	66
TE Connectivity	3,100	113
Vishay Intertechnology*	4,300	48

		1,152

Specialized REIT’s (0.4%)
Hospitality Properties Trust	5,700	157

Specialty Retail (0.3%)
Lowe’s	3,600	113

Steel & Steel Works (0.4%)
Alcoa	4,900	48
Cliffs Natural Resources	2,000	124

		172

Technology Distributors (0.9%)
Avnet*	3,400	123
Ingram Micro, Cl A*	3,700	72
Tech Data*	2,400	129

		324

Telephones & Telecommunications (4.8%)
Amdocs	4,700	150
AT&T	14,200	467
Cisco Systems	26,100	526
Corning	13,700	197
Harris	3,600	164
QUALCOMM	2,200	140
Verizon Communications	4,100	166

		1,810

Total Common Stock (Cost $38,826)		37,619

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2012	(Unaudited)

LSV Conservative Core Equity Fund	Face Amount (000)	Value (000)

Repurchase Agreement (0.8%)
Morgan Stanley 0.050%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $289,542 (collateralized by a U.S. Treasury Note, par value $293,345, 1.375%, 05/15/2012, with total market value $295,333)	$290	$290

Total Repurchase Agreement (Cost $290)		290

Total Investments — 100.3% (Cost $39,116)		$37,909

Percentages	are based on Net Assets of $37,802 (000).

*	Non-income producing security.

Cl	Class

REIT	Real Estate Investment Trust

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$37,619	$—	$—	$37,619
Repurchase Agreement	—	290	—	290
Total Investments in Securities	$37,619	$290	$—	$37,909

For the six month period ended April 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. During the six month period ended April 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2012	(Unaudited)

LSV Conservative Core Equity Fund
Assets:
Investments at Value (Cost $39,116)	$37,909
Dividend and Interest Receivable	52
Receivable from Investment Adviser	10
Prepaid Expenses	15
Total Assets	37,986
Liabilities:
Payable for Investment Securities Purchased	157
Payable due to Investment Adviser	16
Payable due to Administrator	3
Payable due to Chief Compliance Officer	—
Payable due to Trustees	—
Other Accrued Expenses	8
Total Liabilities	184
Net Assets	$37,802

Net Assets Consist of:
Paid-in Capital	$43,245
Undistributed Net Investment Income	315
Accumulated Net Realized Loss on Investments	(4,551)
Net Unrealized Depreciation on Investments	(1,207)
Net Assets	$37,802

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,408,571 (1)
Net Asset Value, Offering and Redemption Price Per Share	$8.57

(1)	Shares have not been rounded

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2012	(Unaudited)

	LSV Conservative Core Equity Fund
Investment Income:
Dividend Income	$645
Interest Income	—
Total Investment Income	645
Expenses:
Investment Advisory Fees	102
Administration Fees	18
Trustees’ Fees	1
Transfer Agent Fees	15
Registration and Filing Fees	10
Professional Fees	2
Printing Fees	2
Custodian Fees	2
Insurance and Other Fees	3
Total Expenses	155
Less: Waiver of Investment Advisory Fees	(61)
Fees Paid Indirectly — (see Note 4)	—
Net Expenses	94
Net Investment Income	551
Net Realized Gain on Investments	3,624	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,552
Net Realized and Unrealized Gain on Investments	6,176
Net Increase in Net Assets Resulting from Operations	$6,727

Amounts	designated as “—” are $0 or have been rounded to $0.

(1)	Includes realized gain of $3,358 (000) due to in-kind redemptions (see note 10).

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2012 (Unaudited) And for the year ended October 31, 2011

	LSV Conservative Core Equity Fund
	11/01/2011 to 4/30/2012		11/01/2010 to 10/31/2011
Operations:
Net Investment Income	$551		$955
Net Realized Gain on Investments	3,624	(1)	1,075
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,552		(543)
Net Increase in Net Assets Resulting from Operations	6,727		1,487
Dividends and Distributions:
Net Investment Income	(1,018)		(642)
Total Dividends and Distributions	(1,018)		(642)
Capital Share Transactions:
Issued	3,057		26,590
In Lieu of Dividends and Distributions	559		339
Redeemed	(23,951	)(2)	(5,559)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(20,335)		21,370
Total Increase/(Decrease) in Net Assets	(14,626)		22,215
Net Assets:
Beginning of Period	52,428		30,213
End of Period (including undistributed net investment income of $315 and $782, respectively)	$37,802		$52,428

Shares Transactions:
Issued	365		3,451
In Lieu of Dividends and Distributions	73		43
Redeemed	(2,816	)(2)	(756)
Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(2,378)		2,738

(1)	Includes realized gain of $3,358 (000) due to in-kind redemptions (see note 10).

(2)	Includes redemptions as a result of an in-kind transfer of securities (see note 10).

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the six months ended April 30, 2012 (Unaudited) and the years Ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Conservative Core Equity Fund
2012*	$7.72	$0.08	$0.92	$1.00	$(0.15)	$(0.15)	$8.57	13.18%	$37,802	0.35%	0.58%	2.05%	11%
2011	7.46	0.22	0.14	0.36	(0.10)	(0.10)	7.72	4.74	52,428	0.35	0.58	1.76	23
2010	6.61	0.14	0.85	0.99	(0.14)	(0.14)	7.46	15.06	30,213	0.35	0.68	1.98	29
2009	6.09	0.15	0.58	0.73	(0.21)	(0.21)	6.61	12.58	27,454	0.35	0.73	2.53	44
2008	9.84	0.20	(3.87)	(3.67)	(0.08)	(0.08)	6.09	(37.56)	28,568	0.35	0.64	2.31	35
2007**	10.00	0.08	(0.24)	(0.16)	—	—	9.84	(1.60)	29,691	0.35	0.73	1.92	5

*	For the six-month period ended April 30, 2012. All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and not been annualized.

**	Commencement of operations for the LSV Conservative Core Equity Fund was May 22, 2007. All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and has not been annualized.

†	Return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee.

(1)	Per share calculations were performed using average shares for the period.

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2012	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 41 funds. The financial statements herein are those of the LSV Conservative Core Equity Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining

Notes to Financial Statements April 30, 2012	(Unaudited)

fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2012, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-month period the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion;

Notes to Financial Statements April 30, 2012	(Unaudited)

0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-months ended April 30, 2012, the Fund earned $1 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations. U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.38% of the Fund’s average daily net assets. The Adviser has contractually agreed through February 28, 2013 to waive its fee in order to limit the Fund’s total operating expenses to a maximum of 0.35% of the Fund’s average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2012, were as follows (000):

Purchases
Other	$5,500
Sales
Other	$4,275

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2011 and 2010 was as follows (000):

Ordinary Income
2011	$642
2010	571

As of October 31, 2011, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$781
Capital Loss Carryforward	(8,086)
Unrealized Depreciation	(3,847)

Total Accumulated Losses	$(11,152)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

Expires 10/31/16	Expires 10/31/17	Total Capital Loss Carryforwards 2011
$162	$7,924	$8,086

During the year ended October 31, 2011, the Fund had utilized capital loss carryforwards in the amount of $1,036 (000) to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized

Notes to Financial Statements April 30, 2012	(Unaudited)

appreciation and depreciation on investments held by the Fund at April 30, 2012, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$39,127	$4,070	$(5,288)	$(1,218)

8.	Other:

At April 30, 2012, 92% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Recent Accounting Pronouncement:

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

10.	In-Kind Transfer of Securities

During the six-months ended April 30, 2012, the Fund redeemed shares of beneficial interest in exchange for securities.

As a result of this redemption, the following shares were issued for assets valued at the following:

Date of Transfer	Shares Redeemed	Value of Investment Securities (000)	Realized Gain (000)
4/18/2012	2,579,787	$21,970	$3,358

11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Annualized Expense Ratios	Expenses Paid During Period*
LSV Conservative Core Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,131.80	0.35%	$1.86

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.19	0.35%	$1.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on February 14-15, 2012, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, assets under management, ownership structure, investment and research personnel, sell discipline, approach to risk management and “deep value” approach to investing. The Adviser’s representatives also reviewed each Fund’s portfolio characteristics, including sector weightings and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent, and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Investment Performance of the Funds

The Board was provided with information regarding each Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, the representatives from the Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, outlining current market conditions, noting that value strategies have underperformed growth strategies in recent years, and explaining the Adviser’s expectations and strategies for the future. The Board noted that, although each Fund underperformed its benchmark over various periods of time, each Fund’s performance was not substantially below that of its respective benchmark and did not necessitate any significant additional review. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Funds was reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangement with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Conservative Core Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-005-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012